Share-Based Payments (Narrative) (Details) ₪ / shares in Units, ₪ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020 ILS (₪) shares Years ₪ / shares	Dec. 31, 2019 shares Years ₪ / shares	Dec. 31, 2018 shares ₪ / shares	Dec. 31, 2017 shares ₪ / shares	Dec. 31, 2016 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares		2,944,197
Exercise price		₪ 17.8	₪ 25.9	₪ 27.9	₪ 24.7
Risk-free interest rate		0.70%
Weighted average life expectancy | Years		2.75
Expected volatility		34.70%
Weighted average of the remaining contractual life of options outstanding		3 years 4 months 24 days
MR. Avi Gabai CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	The options granted will be vested in five portions after one, two, three, four and five years from the date of grant. The options are exercisable within 36 months from the date of maturity of each portion.
Fair value of options granted	₪ 2.8
Risk-free interest rate	0.35%
Weighted average life expectancy | Years	4.8
Expected volatility	40.00%
Value of benefit program | ₪	₪ 12
Period of benefit program	5 years
MR. Avi Gabai CEO [Member] | First Portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	967,993
Exercise price	₪ 14.2
MR. Avi Gabai CEO [Member] | Second Portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	937,030
Exercise price	₪ 14.99
MR. Avi Gabai CEO [Member] | Third Portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	805,570
Exercise price	₪ 16.10
MR. Avi Gabai CEO [Member] | Fourth Portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	762,509
Exercise price	₪ 17.25
MR. Avi Gabai CEO [Member] | Fifth Portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	680,370
Exercise price	₪ 17.25